- Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax	$ 6,032,951
Accumulated other comprehensive loss, net of tax	6,217,304	$ 6,032,951
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax	(396,996)	(297,416)	$ (352,025)
OCI before reclassifications	23,953	(99,580)	66,826
Amounts reclassified from AOCI	0	0	(12,217)
Net current period other comprehensive income (loss)	23,953	(99,580)	54,609
Accumulated other comprehensive loss, net of tax	(373,043)	(396,996)	(297,416)
(Losses) Gains on Derivatives Qualifying as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax	4,746	(10,332)	7,604
OCI before reclassifications	4,969	8,011	(14,782)
Amounts reclassified from AOCI	(7,647)	7,067	(3,154)
Net current period other comprehensive income (loss)	(2,678)	15,078	(17,936)
Accumulated other comprehensive loss, net of tax	2,068	4,746	(10,332)
Pension and Postretirement Liability Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax	(309,977)	(329,734)	(335,674)
OCI before reclassifications	(45,599)	9,717	(7,941)
Amounts reclassified from AOCI	9,657	10,040	13,881
Net current period other comprehensive income (loss)	(35,942)	19,757	5,940
Accumulated other comprehensive loss, net of tax	(345,919)	(309,977)	(329,734)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax	(702,227)	(637,482)	(680,095)
OCI before reclassifications	(16,677)	(81,852)	44,103
Amounts reclassified from AOCI	2,010	17,107	(1,490)
Net current period other comprehensive income (loss)	(14,667)	(64,745)	42,613
Accumulated other comprehensive loss, net of tax	$ (716,894)	$ (702,227)	$ (637,482)